Leases - Schedule of Future Minimum Payments Operating Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments Operating Leases [Abstract]
2026	$ 40,347
2027	19,047
Total lease payments	59,394
Less: imputed interest	(906)
Total	$ 58,488	$ 779,620